GOODWILL AND OTHER INTANGIBLE ASSETS - Summary of intangible assets (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets, Net [Abstract]
Definite lived intangibles, Gross	$ 93,575	$ 93,645	$ 90,398
Definite lived intangibles, Accumulated amortization	(65,794)	(59,310)	(49,858)
Definite lived intangibles, Net	27,781	34,335	40,540
Indefinite lived intangibles	110,253	110,319	109,813
Indefinite lived intangibles, Net	44,459	51,009	59,955
Tradenames
Finite-Lived Intangible Assets, Net [Abstract]
Indefinite lived intangibles	16,678	16,674	19,415
Indefinite lived intangibles, Net		16,674	19,415
Customer relationship
Finite-Lived Intangible Assets, Net [Abstract]
Definite lived intangibles, Gross	74,088	74,123
Definite lived intangibles, Accumulated amortization	(50,858)	(45,815)
Definite lived intangibles, Net	$ 23,230	$ 28,308
Weighted Average Useful Life	11 years	11 years
Technology
Finite-Lived Intangible Assets, Net [Abstract]
Definite lived intangibles, Gross	$ 11,978	$ 11,991	11,913
Definite lived intangibles, Accumulated amortization	(10,919)	(10,333)	(8,991)
Definite lived intangibles, Net	$ 1,059	$ 1,658	$ 2,922
Weighted Average Useful Life	7 years	7 years	7 years
Tradename
Finite-Lived Intangible Assets, Net [Abstract]
Definite lived intangibles, Gross	$ 6,472	$ 6,490
Definite lived intangibles, Accumulated amortization	(2,980)	(2,135)
Definite lived intangibles, Net	$ 3,492	$ 4,355
Weighted Average Useful Life	4 years	4 years
Non-compete agreements
Finite-Lived Intangible Assets, Net [Abstract]
Definite lived intangibles, Gross	$ 1,037	$ 1,041	$ 1,020
Definite lived intangibles, Accumulated amortization	$ (1,037)	(1,027)	(944)
Definite lived intangibles, Net		$ 14	$ 76
Weighted Average Useful Life	4 years	4 years	4 years